COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities are rented under several lease agreements in Israel, Europe and the U.S. for periods ending in 2024.

As of June 30, 2014, future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending June 30,
Unaudited
2015	$6,708
2016	6,442
2017	6,571
2018	6,414
2019 and on	33,571

Total minimum lease payments *)	$59,706

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,218 (unaudited) due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of approximately $  5,500 (unaudited) which is included in short-term and restricted bank deposits.

Rent expenses for the six months ended June 30, 2014 and 2013, were approximately $  3,150 (unaudited) and $  2,591 (unaudited), respectively.

b.	Inventory commitments:

The Company is obligated under certain agreements with its suppliers to purchase specified items of excess inventory. Non-cancelable obligations as of June 30, 2014, were $  13,547 (unaudited).

c.	Royalty commitment to the Office of the Chief Scientist of the Israeli Ministry of Economy ("OCS"):

As of June 30, 2014 and December 31, 2013 , the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of $  36,058 (unaudited) and $ 34,034 (audited), respectively.

As of June 30, 2014 and December 31, 2013, the Company and its Israeli subsidiaries have paid or accrued royalties to the OCS in the amount of $  2,733 (unaudited) and $  2,408 (audited), respectively, which was recorded as cost of revenues.

d.	Legal proceedings:

1.
In January 2013, one of the Company’s former senior executives sent a letter of demand claiming an amount of NIS 4 million (approximately $  1,200) relating to the termination of his employment (the "Letter"). The Company has denied his allegations and believes that it has valid defenses to this claim. In May 2014, the former senior executive filed a claim to court with similar allegations to those described in the Letter. The Company believes it has good grounds to contest the claim. At this early stage, the Company cannot predict the outcome of this claim.

2.
In February 2013, a patent infringement action was commenced against AudioCodes Inc. and other defendants, in Federal Court in California alleging that AudioCodes Inc. infringed the plaintiff’s intellectual property rights in one patent. One of the other defendants is a customer of the Group that has informed the Group that it believes it is entitled to indemnification from the Group with respect to this litigation. AudioCodes Inc. has filed an answer to the complaint and the parties have exchanged a first set of discovery requests. The parties are currently negotiating a settlement. The Group recorded an appropriate provision for this claim.

3.
In May 2013, the Company received letters from two of its customers who have been sued for alleged patent infringement. The customers may seek to be indemnified by the Company. At this early stage, the Company cannot predict the outcome of these demands.

4.
In October 2013, the Company filed a claim against a customer and one of its employees in Hong Kong for damages in connection with a breach of a supply agreement, infringement of intellectual property and breach of confidentiality. In January 2014, a counterclaim was filed by that customer against the Company for an indeterminate amount. At this early stage, the Company cannot predict the outcome of this counterclaim.

5.
In November 2013, a former employee filed a claim against the Company’s subsidiary in Brazil alleging that he is entitled to approximately $ 600 as a result of the termination of his employment by the subsidiary. The Group believes that it has valid defenses to the claim and a provision is not required.

6.
In February 2014, the Company received a letter offering a license to some or all of the patent portfolio of the demanding Company (suggesting alleged infringement of patents if a license is not obtained). At this early stage, the Company cannot predict the outcome of these demands.